Operating Segments (Details)	6 Months Ended
Jun. 30, 2026
Operating Segments [Line Items]
Description of factors used to identify entity's reportable segments	Segment performance (segment income (loss)) is evaluated based on operating income (loss) in the financial statements. The segment results reported to the CODM include items that are allocated directly to the segments and items that can be allocated on a reasonable basis.
Reportable segment	3